AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 94.6%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	507,770	$5,143,709
(cost $4,871,369)

Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $72,950)	72,950	72,950

TOTAL INVESTMENTS—96.0% (cost $4,944,319)(wa)		5,216,659

Other assets in excess of liabilities(z) — 4.0%		219,841

Net Assets — 100.0%		$5,436,500

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
65	10 Year U.S. Ultra Treasury Notes	Jun. 2024	$7,449,610	$62,352
2	20 Year U.S. Treasury Bonds	Jun. 2024	240,875	3,683
				66,035
Short Positions:
7	2 Year U.S. Treasury Notes	Jun. 2024	1,431,391	1,173
23	5 Year U.S. Treasury Notes	Jun. 2024	2,461,359	(3,789)
24	10 Year U.S. Treasury Notes	Jun. 2024	2,659,125	(13,282)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	387,000	(8,981)
				(24,879)
				$41,156
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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